3. STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Assumptions for fair value of options granted
Year Ended
June 30, 2017
Assumptions:
Option life	5.3 years
Risk-free interest rate	1.01%
Stock volatility	175%
Dividend yield	0
Weighted average fair value of grants	$0.38

Stock option activity
	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at June 30, 2017	1,078,400	$0.78	7.01 years
Granted	–
Expired or Cancelled	–
Outstanding at September 30, 2017	1,078,400	$0.78	6.76 years

	Options Outstanding
	Number of Shares	Weighted Average Exercise Price	Weighted Average Contractual Life
Outstanding at July 1, 2015	1,079,079	$1.43	8.46 years
Grants	160,000	$0.49
Cancellations	(103,079)	$7.03
Outstanding at June 30, 2016	1,136,000	$0.79	8.00 years
Grants	15,000	$0.40
Cancellations	(72,600)	$0.85
Outstanding at June 30, 2017	1,078,400	$0.78	7.01 years

Stock options outstanding by exercise price ranges
Range of Exercise Prices	Number of Shares	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted- Average Exercise Price
$0.27	40,000	3.79	$0.27	40,000	$0.27
$0.40	15,000	9.58	$0.40	5,000	$0.40
$0.48	60,000	8.50	$0.48	40,000	$0.48
$0.50	80,000	8.73	$0.50	45,000	$0.50
$0.50	20,000	3.72	$0.50	20,000	$0.50
$0.55	29,500	4.36	$0.55	29,500	$0.55
$0.73	539,500	7.63	$0.73	479,500	$0.73
$0.85	9,000	5.26	$0.85	9,000	$0.85
$0.90	9,000	6.26	$0.90	9,000	$0.90
$0.95	65,000	6.78	$0.95	65,000	$0.95
$1.20	207,800	4.42	$1.20	207,800	$1.20
$1.25	1,200	1.15	$1.25	1,200	$1.25
$1.35	1,200	2.15	$1.35	1,200	$1.35
$7.75	1,200	0.16	$7.75	1,200	$7.75
$0.27–$7.75	1,078,400	6.76	$0.78	953,400	$0.81

Range of Exercise Prices	Number of Shares	Weighted- Average Remaining Contractual Life (years)	Weighted- Average Exercise Price	Exercisable Number of Shares	Exercisable Weighted- Average Exercise Price
$0.27	40,000	4.04	$0.27	40,000	$0.27
$0.40	15,000	9.83	$0.40	5,000	$0.40
$0.48	60,000	8.75	$0.48	40,000	$0.48
$0.50	100,000	8.98	$0.50	65,000	$0.50
$0.55	29,500	4.62	$0.55	29,500	$0.55
$0.73	539,500	7.88	$0.73	479,500	$0.73
$0.85	9,000	5.51	$0.85	9,000	$0.85
$0.90	9,000	6.51	$0.90	9,000	$0.90
$0.95	65,000	7.03	$0.95	65,000	$0.95
$1.20	207,800	4.67	$1.20	207,800	$1.20
$1.25	1,200	1.41	$1.25	1,200	$1.25
$1.35	1,200	2.40	$1.35	1,200	$1.35
$7.75	1,200	0.41	$7.75	1,200	$7.75
$0.27–7.75	1,078,400	7.01	$0.78	953,400	$0.81